Note 7 Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers	€ 377,643		€ 357,351	[1],[2]	€ 318,939
SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	214,522	[3]	214,066	[4],[5]	201,405	[6]
Allowance account for credit losses of financial assets	(4,593)	[3]	(4,860)	[4],[5]	(5,277)	[6]
Loans and advances to customers	209,929	[3]	209,206	[4],[5]	196,129	[6]
MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	91,086		73,729	[5]	57,847
Allowance account for credit losses of financial assets	(3,049)		(2,496)	[5]	(2,038)
Loans and advances to customers	88,037		71,233	[5]	55,809
TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	39,058	[7]	39,547	[5],[8]	33,472	[9]
Allowance account for credit losses of financial assets	(1,641)	[7]	(2,105)	[5],[8]	(2,058)	[9]
Loans and advances to customers	37,416	[7]	37,443	[5],[8]	31,414	[9]
South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	43,151	[10]	40,199	[5],[11]	36,335	[12]
Allowance account for credit losses of financial assets	(1,976)	[10]	(1,768)	[5],[11]	(1,736)	[12]
Loans and advances to customers	41,175	[10]	38,431	[5],[11]	34,599	[12]
Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,094		1,047	[5]	996
Allowance account for credit losses of financial assets	(10)		(8)	[5]	(8)
Loans and advances to customers	1,085		1,039	[5]	988
Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	388,912	[13]	368,588	[5],[14]	330,055	[15]
Allowance account for credit losses of financial assets	(11,269)	[13]	(11,237)	[5],[14]	(11,116)	[15]
Loans and advances to customers	377,643	[13]	357,351	[5],[14]	318,939	[15]
Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,665)		(2,164)	[5]	(2,528)
Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(9,604)		(9,073)	[5]	(8,587)
Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	183,503	[3]	186,977	[4],[5]	171,883	[6]
Allowance account for credit losses of financial assets	(503)	[3]	(518)	[4],[5]	(722)	[6]
Loans and advances to customers	183,000	[3]	186,459	[4],[5]	171,161	[6]
Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	81,619		66,448	[5]	51,665
Allowance account for credit losses of financial assets	(1,097)		(955)	[5]	(740)
Loans and advances to customers	80,522		65,494	[5]	50,925
Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	34,105	[7]	32,755	[5],[8]	26,497	[9]
Allowance account for credit losses of financial assets	(167)	[7]	(224)	[5],[8]	(224)	[9]
Loans and advances to customers	33,938	[7]	32,531	[5],[8]	26,273	[9]
Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	36,237	[10]	34,312	[5],[11]	30,166	[12]
Allowance account for credit losses of financial assets	(319)	[10]	(318)	[5],[11]	(277)	[12]
Loans and advances to customers	35,918	[10]	33,994	[5],[11]	29,889	[12]
Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,069		1,035	[5]	984
Allowance account for credit losses of financial assets	0		0	[5]	(1)
Loans and advances to customers	1,068		1,035	[5]	983
Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	336,533	[13]	321,528	[5],[14]	281,195	[15]
Allowance account for credit losses of financial assets	(2,087)	[13]	(2,014)	[5],[14]	(1,964)	[15]
Loans and advances to customers	334,446	[13]	319,513	[5],[14]	279,231	[15]
Stage 1 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(15)		(21)	[5]	(4)
Stage 1 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(2,072)		(1,994)	[5]	(1,959)
Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	22,953	[3]	19,621	[4],[5]	21,380	[6]
Allowance account for credit losses of financial assets	(714)	[3]	(759)	[4],[5]	(923)	[6]
Loans and advances to customers	22,239	[3]	18,862	[4],[5]	20,457	[6]
Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	6,995		5,342	[5]	4,261
Allowance account for credit losses of financial assets	(620)		(475)	[5]	(381)
Loans and advances to customers	6,375		4,866	[5]	3,880
Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	3,234	[7]	4,436	[5],[8]	4,134	[9]
Allowance account for credit losses of financial assets	(314)	[7]	(358)	[5],[8]	(424)	[9]
Loans and advances to customers	2,920	[7]	4,078	[5],[8]	3,711	[9]
Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,738	[10]	4,166	[5],[11]	4,425	[12]
Allowance account for credit losses of financial assets	(377)	[10]	(345)	[5],[11]	(362)	[12]
Loans and advances to customers	4,362	[10]	3,821	[5],[11]	4,062	[12]
Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	15		3	[5]	3
Allowance account for credit losses of financial assets	(1)		0	[5]	0
Loans and advances to customers	14		3	[5]	3
Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	37,935	[13]	33,568	[5],[14]	34,203	[15]
Allowance account for credit losses of financial assets	(2,026)	[13]	(1,938)	[5],[14]	(2,091)	[15]
Loans and advances to customers	35,909	[13]	31,629	[5],[14]	32,112	[15]
Stage 2 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(471)		(604)	[5]	(657)
Stage 2 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,555)		(1,334)	[5]	(1,434)
Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	8,066	[3]	7,468	[4],[5]	8,143	[6]
Allowance account for credit losses of financial assets	(3,375)	[3]	(3,583)	[4],[5]	(3,631)	[6]
Loans and advances to customers	4,690	[3]	3,885	[4],[5]	4,511	[6]
Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,472		1,939	[5]	1,921
Allowance account for credit losses of financial assets	(1,332)		(1,066)	[5]	(916)
Loans and advances to customers	1,140		873	[5]	1,005
Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,719	[7]	2,356	[5],[8]	2,841	[9]
Allowance account for credit losses of financial assets	(1,160)	[7]	(1,523)	[5],[8]	(1,410)	[9]
Loans and advances to customers	559	[7]	833	[5],[8]	1,431	[9]
Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,176	[10]	1,721	[5],[11]	1,744	[12]
Allowance account for credit losses of financial assets	(1,280)	[10]	(1,105)	[5],[11]	(1,096)	[12]
Loans and advances to customers	896	[10]	615	[5],[11]	648	[12]
Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	11		9	[5]	9
Allowance account for credit losses of financial assets	(8)		(7)	[5]	(7)
Loans and advances to customers	2		2	[5]	2
Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk			13,493	[5],[14]	14,657	[15]
Allowance account for credit losses of financial assets	(7,156)	[13]	(7,284)	[5],[14]	(7,061)	[15]
Loans and advances to customers	7,287	[13]	6,208	[5],[14]	7,596	[15]
Stage 3 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,179)		(1,539)	[5]	(1,867)
Stage 3 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	€ (5,977)		€ (5,745)	[5]	€ (5,194)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Spain includes all countries where BBVA, S.A. operates.
[4]	(2) Spain includes all countries where BBVA, S.A. operates.
[5]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[6]	(1) Spain includes all countries where BBVA, S.A. operates
[7]	(2) Turkey includes all countries in which Garanti BBVA operates
[8]	(3) Turkey includes all countries in which Garanti BBVA operates.
[9]	(2) Turkey includes all countries in which Garanti BBVA operates.
[10]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[11]	(4) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[12]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[13]
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2023, the remaining balance was €142 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

[14]
(5) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2022 the remaining balance was €190 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

[15]
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2021 the remaining balance was €266 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.